Description of Business and Summary of Significant Accounting Policies (Details) - Schedule of total revenue	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	71.00%	10.00%	23.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue		23.00%	16.00%	40.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue		16.00%	11.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue				10.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue				13.00%